Consolidated Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Aug. 31, 2011	Aug. 31, 2010
Cash Flows from Operating Activities
Net loss	$ (1,970,733)	$ (876,237)	$ (8,222,705)	$ (9,062,939)
Adjustment to reconcile net loss to net cash used in operating activities:
Gain on asset disposal				(107,047)
Loss as asset impairment				1,361,959
Recognition of loss on inventory purchase commitment	(32,904)		685,500	1
Depreciation and amortization	47,610	12,306	29,397	70,621
Amortization of beneficial conversion feature		28,085	321,167	370,444
Amortization of prepaid services paid-in common stock	220,001	39,924	473,090	1,188,931
Changes in operating assets and liabilities:
(Increase) decrease in accounts receivable	(431,165)			75,203
(Increase) decrease in costs and estimated earnings in excess of billings on uncompleted contracts				292,723
(Increase) decrease in inventory	(4,982,699)		(24,809)
(Increase) decrease in prepaid expenses and other assets	1,417,352	(2,232)	(4,299,504)	122,078
(Increase) decrease in debt issuance/financing costs		(22,731)	6,668	60,255
(Increase) decrease in deposits	2,748,430	(17,841)	(13,841)	(16,159)
Increase (decrease) in accounts payable and accrued expenses	129,107	(187,447)	(975,803)	1,372,876
Increase (decrease) in deferred revenue	390,180
Increase (decrease) in accrued officer compensation	(3,683)	135,000	(98,638)	502,500
Increase (decrease) in accrued interest	405	19,462	(43,558)	176,282
Net cash used in operating activities	(2,468,099)	(616,211)	(8,385,476)	(1,423,255)
Cash Flows from Investing Activities
Purchase of property and equipment	(216,511)		(181,539)	(160,355)
Additions to patents and trademarks	(5,375)		66,291	(70,019)
Net cash used in investing activities	(221,886)		(115,248)	(230,374)
Cash Flows from Financing Activities
Proceeds from issuance of common stock and warrants, net of offering costs			9,085,409	221,500
Advances from / (repayments to) officers, net	(9,423)	(26,175)	(437,874)	947,297
Proceeds from convertible notes payable		930,000	2,830,000	300,000
Repayment on convertible notes payable		(250,000)	(350,000)	(100,000)
Proceeds from notes payable		58,298	58,298	85,000
Repayment on notes payable		(13,000)	(65,800)
Proceeds from line of credit			1,000,000
Net cash (used in) provided by financing activities	(9,423)	699,123	12,120,033	1,453,797
Net (decrease) increase in cash and cash equivalents	(2,699,408)	82,912	3,619,309	(199,832)
Cash and cash equivalents, beginning of period	3,619,576	267	267	200,099
Cash and cash equivalents, end of period	920,168	83,179	3,619,576	267
Income taxes paid	1,600		2,400
Interest paid	16,611	100,514	252,305	103,793
Supplemental disclosure of noncash financing and investing activities:
Disposal of patent for note payable and accrued interest				113,085
Warrants Issued For Services [Member]
Adjustment to reconcile net loss to net cash used in operating activities:
Common stock issued for services			2,033,887	394,324
Common stock issued for financing costs			2,033,887	394,324
Warrants issued for services			2,033,887	394,324
Stock Issued For Services [Member]
Adjustment to reconcile net loss to net cash used in operating activities:
Common stock issued for services			2,033,887	394,324
Common stock issued for financing costs			2,033,887	394,324
Warrants issued for services			2,033,887	394,324
Stock Issued For Services [Member]
Adjustment to reconcile net loss to net cash used in operating activities:
Common stock issued for services		110,000	1,183,327	335,754
Common stock issued for financing costs		110,000	1,183,327	335,754
Warrants issued for services		110,000	1,183,327	335,754
Stock Issued For Financing Costs [Member]
Adjustment to reconcile net loss to net cash used in operating activities:
Common stock issued for services		145,500	560,346	1,438,940
Common stock issued for financing costs		145,500	560,346	1,438,940
Warrants issued for services		145,500	560,346	1,438,940
Conversion Of Notes Payable And Accrued Interest [Member]
Supplemental disclosure of noncash financing and investing activities:
Issuance of common stock for conversion of notes payable and accrued interest			3,864,158	232,000
Issuance of common stock for conversion of related party advances from officers, accrued interest and deferred officer compensation			3,864,158	232,000
Conversion Of Related Party Advances [Member]
Supplemental disclosure of noncash financing and investing activities:
Issuance of common stock for conversion of notes payable and accrued interest			983,183
Issuance of common stock for conversion of related party advances from officers, accrued interest and deferred officer compensation			$ 983,183